DISPOSAL GROUPS CLASSIFIED AS HELD FOR SALE - Narrative (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Losses on disposal	€ 0	€ 0	€ (1)	€ (6)
Disposal groups classified as held for sale
Disclosure of analysis of single amount of discontinued operations [line items]
Losses on disposal			€ 5